CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Revenues	$ 1,689,931	$ 1,766,914	$ 1,718,518
Costs and Expenses
Cost of revenues	302,180	328,826	277,648
Sales and marketing	455,619	465,339	527,424
Product development	324,110	284,444	249,873
General and administrative	101,224	90,721	43,755
Goodwill and acquired intangibles impairment			10,554
Total costs and expenses	1,183,133	1,169,330	1,109,254
Income from operations	506,798	597,584	609,264
Income (loss) from equity method investments	10,434	(13,198)	57
Realized gain (loss) from investments	2,153	612	(287)
Fair value changes through earnings on investments, net	35,115	207,438	40,074
Investment related impairment	(211,985)	(249,935)	(24,074)
Interest income	85,829	85,386	57,970
Interest expense	(57,428)	(29,896)	(15,390)
Other income, net	4,997	4,406	1,228
Income before income tax expenses	375,913	602,397	668,842
Less: Provision of income taxes	61,316	109,564	96,222
Net income	314,597	492,833	572,620
Less: Net income (loss) attributable to non-controlling interests and redeemable non-controlling interests	1,233	(1,842)	797
Net income attributable to Weibo's shareholders	313,364	494,675	571,823
Other comprehensive income (loss)
Currency translation adjustments (for which there were no taxes)	148,547	(19,029)	(60,273)
Total comprehensive income	463,144	473,804	512,347
Less: Comprehensive income (loss) attributable to non-controlling interests and redeemable non-controlling interests	1,695	(1,927)	668
Comprehensive income attributable to Weibo's shareholders	$ 461,449	$ 475,731	$ 511,679
Shares used in computing net income per share attributable to Weibo's shareholders:
Basic (in shares)	226,921	225,452	223,751
Diluted (in shares)	227,637	226,412	232,683
Income per share:
Basic (in dollars per share)	$ 1.38	$ 2.19	$ 2.56
Diluted (in dollars per share)	$ 1.38	$ 2.18	$ 2.52
Advertising and marketing revenues
Revenues:
Revenues	$ 1,486,155	$ 1,530,211	$ 1,499,180
Value-added services
Revenues:
Revenues	203,776	236,703	219,338
Alibaba | Advertising and marketing revenues
Revenues:
Revenues	188,597	97,772	117,696
SINA and other related parties | Advertising and marketing revenues
Revenues:
Revenues	94,846	230,002	209,348
Third parties | Advertising and marketing revenues
Revenues:
Revenues	$ 1,202,712	$ 1,202,437	$ 1,172,136